Summary of Significant Accounting Policies (Details 4) - USD ($)	Sep. 30, 2016	Jun. 30, 2016	Jun. 30, 2015
Indefinite-lived Intangible Assets [Line Items]
Patents, net	$ 290,278	$ 296,611	$ 628,776
Patents [Member]
Indefinite-lived Intangible Assets [Line Items]
2017		25,000
2018		25,000
2019		25,000
2020		25,000
2021		25,000
Thereafter		172,000
Patents, net	$ 290,000	$ 297,000	$ 629,000